Related-party transactions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	$ 187,191	$ 174,348
Liabilities	117,355	104,536
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	14,309	10,833
Liabilities	3,449	1,449
Current Assets Or Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	2,603	2,110
Liabilities	2,119	315
Non Current Assets Or Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	11,706	8,723
Liabilities	1,330	1,134
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	56	51
Liabilities	301	61
Government bonds [member]
IfrsStatementLineItems [Line Items]
Assets	1,689	1,446
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	11,811	8,417
Liabilities	1,567	1,267
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	602	506
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities		57
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	58	26
Liabilities	71	54
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	72	104
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	93	385
Liabilities	31	67
State Controlled Gas Distributors Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets		255
Liabilities		42
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	21	26
Liabilities	10	12
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Liabilities	21	13
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Assets		2
Liabilities	1,422
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	14,160	10,397
Liabilities	$ 3,117	$ 1,321